Climate change - Summary of Climate Change in Impairment of Non-Current Assets (Detail) - Financial Year 2024 to 2030 [Member]	Jun. 30, 2023
WAIO [Member]
Disclosure of Detailed Information About Capex Spend to Reduce GHG Emissions Explanatory [Line Items]
Percentage of estimated capex spend to reduce green house gas emissions	40.00%
Escondida [member]
Disclosure of Detailed Information About Capex Spend to Reduce GHG Emissions Explanatory [Line Items]
Percentage of estimated capex spend to reduce green house gas emissions	31.00%
BMA [Member]
Disclosure of Detailed Information About Capex Spend to Reduce GHG Emissions Explanatory [Line Items]
Percentage of estimated capex spend to reduce green house gas emissions	12.00%
Pampa Norte and Potash [Member]
Disclosure of Detailed Information About Capex Spend to Reduce GHG Emissions Explanatory [Line Items]
Percentage of estimated capex spend to reduce green house gas emissions	11.00%
Olympic Dam and Nickel West [Member]
Disclosure of Detailed Information About Capex Spend to Reduce GHG Emissions Explanatory [Line Items]
Percentage of estimated capex spend to reduce green house gas emissions	6.00%